LONG-TERM DEBT	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT

11. LONG-TERM DEBT

	March 31, 2023	March 31, 2024
	RMB	RMB

Current portion of long-term debt	158,736	-
Long-term debt	264,560	-
	423,296	-

The Company entered into a convertible note purchase agreement with affiliates of 58.com, Warburg Pincus, TPG and certain other investors on May 28, 2019, pursuant to which the Company issued and sold convertible notes in an aggregate principal amount of US$230 million on June 10, 2019 bearing 3.75% interest rate per annum due on June 9, 2024 (“2024 Notes”). As one of the pre-closing conditions of the new round of financing with NIO Capital and Joy Capital, on June 14, 2021, the Company entered into a supplemental agreement with the 2024 Notes holders. Pursuant to the supplemental agreement, a total of US$69 million of 2024 Notes would be automatically converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share upon the first closing date of the new round of financing. On July 12, 2021, the aforementioned conversion was completed, and related Class A ordinary shares were issued. The remaining principal amount, a total of US$161 million, was also modified to be repaid by instalments by the Company from July 2021 to June 2024, recorded as other non-current liabilities as of March 31, 2022, and the 2024 Notes holders are not able to execute conversion rights anymore.

On July 18 and August 29, 2022, the Company issued 183,495,146 and 36,699,029 Class A ordinary shares with par value of US$0.0001 per share to 58.com and ClearVue in exchange for the full release of the Company’s obligations under the 2024 Notes issued to 58.com and ClearVue on June 10, 2019. These shares were issued at a price equivalent to US$0.3433 per Class A ordinary share with a fair value of RMB308.2 million and RMB62.8 million, respectively. As a result, the 2024 Notes issued to 58.com and ClearVue amounting to US$63.0 million and US$12.6 million, respectively were extinguished upon such issuance of shares.

In connection with the foregoing transaction, in July 2022, the Company and 58.com have mutually released the other party from claims arising out of certain obligations under certain additional historical transactions. 58.com released the Company from its long-term debt of RMB424.9 million and other payables and other current liabilities of RMB69.4 million. The Company, in turn, released 58.com from amounts owed, including other receivables of RMB114.1 million, loans recognized as a result of payments under guarantees of RMB41.9 million, other non-current assets of RMB21.0 million and prepaid expense and other current assets of RMB12.0 million. As a result of the Company’s issuance of 183,495,146 Class A ordinary shares to 58.com with the fair value of RMB308.1 million and the mutual release between 58.com and the Company for certain obligations described above, the Group recognized losses from extinguishment of debt of RMB2.8 million for the fiscal year ended March 31, 2023.

The long-term debt of RMB59.0 million and RMB51.9 million were repaid for the fiscal years ended March 31, 2022 and 2023, respectively.

On April 4, 2023, NIO Capital, NBNW Investment Limited (“NBNW”, an affiliate of NIO Capital) and the long-term debt holders of the Company, namely WP, TPG, and Magic Carpet, entered into assignment agreements to assign all the rights under the then outstanding long-term debt of US$61.6 million to NBNW and then further assign to NIO Capital. Concurrently, the Company entered into a supplemental agreement with NIO Capital, and agreed to offset its subscription receivable reflected as a deduction from mezzanine equity by US$61.6 million with all its obligation under long-term debt due to NIO Capital after the assignment. Accordingly, the Company derecognized the subscription receivable and long-term debt of US$61.6 million (equivalent to RMB417.2 million).

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)